Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.2%
AZ-COM MARUWA Holdings Inc.	7,200	$47,959
Hamakyorex Co. Ltd.	7,200	78,799
Konoike Transport Co. Ltd.	3,600	73,657
Mitsui-Soko Holdings Co. Ltd.	7,800	203,987
Nippon Express Holdings Inc.	28,800	610,851
Sankyu Inc.	6,000	324,367
SBS Holdings Inc.	1,800	43,466
Senko Group Holdings Co. Ltd.	18,000	224,676
Yamato Holdings Co. Ltd.	32,400	466,655
		2,074,417
Automobile Components — 3.8%
Aisan Industry Co. Ltd.	3,600	50,563
Eagle Industry Co. Ltd.	3,600	64,291
Exedy Corp.	3,600	125,449
FCC Co. Ltd.	5,400	119,302
GS Yuasa Corp.	10,800	287,748
JTEKT Corp.	28,800	313,394
Koito Manufacturing Co. Ltd.	25,200	366,705
KYB Corp.	3,600	104,128
Musashi Seimitsu Industry Co. Ltd.	7,200	132,870
NHK Spring Co. Ltd.	25,200	412,015
Nifco Inc./Japan	10,800	332,384
Niterra Co. Ltd.	21,600	934,039
NOK Corp.	12,600	224,552
Pacific Industrial Co. Ltd.	5,400	110,256
Seiren Co. Ltd.	7,200	149,017
Shoei Co. Ltd.	7,200	85,810
Stanley Electric Co. Ltd.	14,400	281,921
Sumitomo Riko Co. Ltd.	5,400	89,869
Sumitomo Rubber Industries Ltd.	25,200	351,540
Tokai Rika Co. Ltd.	7,200	137,047
Topre Corp.	5,400	79,365
Toyo Tire Corp.	18,000	495,225
Toyoda Gosei Co. Ltd.	7,200	164,708
Toyota Boshoku Corp.	12,600	195,521
TS Tech Co. Ltd.	10,800	124,740
Yokohama Rubber Co. Ltd. (The)	18,000	714,557
		6,447,016
Automobiles — 0.5%
Mazda Motor Corp.	82,800	599,047
Mitsubishi Motors Corp.	90,000	214,740
Nissan Shatai Co. Ltd.	9,000	61,470
		875,257
Banks — 6.7%
77 Bank Ltd. (The)	9,000	416,460
Aichi Financial Group Inc., NVS	5,400	160,701
Aozora Bank Ltd.	14,400	222,812
Awa Bank Ltd. (The)	3,600	95,758
Bank of Nagoya Ltd. (The)	5,400	151,552
CCI Group, Inc.	27,000	121,445
Chugin Financial Group Inc., NVS	19,800	296,025
Daishi Hokuetsu Financial Group Inc.	28,800	298,881
Fukuoka Financial Group Inc.	23,400	721,025
Gunma Bank Ltd. (The)	43,200	480,137
Hachijuni Bank Ltd. (The)	50,400	540,732
Hirogin Holdings Inc.	34,200	339,355
Hokuhoku Financial Group Inc.	14,400	409,993
Hyakugo Bank Ltd. (The)	27,000	180,526
Hyakujushi Bank Ltd. (The)	3,600	143,536
Iyogin Holdings Inc., NVS	32,400	533,117
Security	Shares	Value
Banks (continued)
Juroku Financial Group Inc.	5,400	$215,213
Keiyo Bank Ltd. (The)	12,600	124,087
Kiyo Bank Ltd. (The)	7,200	141,607
Kyoto Financial Group Inc.	30,600	666,668
Kyushu Financial Group Inc.	45,000	277,727
Mebuki Financial Group Inc.	118,800	776,236
Musashino Bank Ltd. (The)	3,600	107,714
Nanto Bank Ltd. (The)	3,600	130,626
Nishi-Nippon Financial Holdings Inc.	16,200	307,814
North Pacific Bank Ltd.	36,000	190,698
Ogaki Kyoritsu Bank Ltd. (The)	5,400	145,862
Rakuten Bank Ltd., NVS(a)	12,600	598,615
San-In Godo Bank Ltd. (The)	19,800	184,408
Senshu Ikeda Holdings Inc.	30,600	153,364
Seven Bank Ltd.	81,000	150,312
Shiga Bank Ltd. (The)	5,400	235,387
Shizuoka Financial Group Inc., NVS	61,200	887,285
Suruga Bank Ltd.	18,000	193,920
Toho Bank Ltd. (The)	25,200	82,198
Tokyo Kiraboshi Financial Group Inc.	3,600	195,714
TOMONY Holdings Inc.	23,400	112,189
Yamaguchi Financial Group Inc.	23,400	305,576
		11,295,275
Beverages — 0.7%
Coca-Cola Bottlers Japan Holdings Inc.	18,000	332,555
Ito En Ltd.	9,000	187,016
Lifedrink Co. Inc.	5,400	71,850
Sapporo Holdings Ltd.	9,000	466,744
Takara Holdings Inc.	19,800	190,349
		1,248,514
Biotechnology — 0.3%
GNI Group Ltd.(a)	7,297	120,214
PeptiDream Inc.(a)	14,400	164,231
SanBio Co. Ltd.(a)(b)	7,200	101,823
Takara Bio Inc.	7,200	40,174
		426,442
Broadline Retail — 1.3%
ASKUL Corp.	5,400	49,470
Belluna Co. Ltd.	5,400	34,760
Isetan Mitsukoshi Holdings Ltd.	45,000	702,182
Izumi Co. Ltd.	5,400	102,512
J Front Retailing Co. Ltd.	34,200	493,489
Mercari Inc.(a)	16,200	276,049
Seria Co. Ltd.	5,400	113,191
Takashimaya Co. Ltd.	36,000	387,673
		2,159,326
Building Products — 1.8%
Bunka Shutter Co. Ltd.	7,200	97,950
Central Glass Co. Ltd.	3,600	79,089
Lixil Corp.	37,800	447,632
Nichias Corp.	7,200	286,829
Nichiha Corp.	3,600	70,314
Nitto Boseki Co. Ltd.	3,600	315,820
Sanwa Holdings Corp.	27,000	696,322
Shin Nippon Air Technologies Co. Ltd.	3,600	73,350
Sinko Industries Ltd.	7,200	63,518
Takara Standard Co. Ltd.	5,400	95,788
Takasago Thermal Engineering Co. Ltd.	12,600	366,629
TOTO Ltd.	18,000	471,219
		3,064,460

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 0.5%
GMO Financial Holdings Inc.	5,400	$32,007
Integral Corp.	1,800	41,040
JAFCO Group Co. Ltd.	7,200	111,389
M&A Capital Partners Co. Ltd.	1,800	38,768
Matsui Securities Co. Ltd.	14,400	75,246
Monex Group Inc.	25,200	119,598
Nihon M&A Center Holdings Inc.	39,600	185,820
Okasan Securities Group Inc.	19,800	91,712
Tokai Tokyo Financial Holdings Inc.	28,800	119,388
		814,968
Chemicals — 7.0%
ADEKA Corp.	10,800	255,962
Aica Kogyo Co. Ltd.	7,200	164,529
Air Water Inc.	25,200	355,417
Artience Co. Ltd.	5,400	118,728
Asahi Yukizai Corp.	1,800	53,666
C Uyemura & Co. Ltd.	1,800	172,105
Chugoku Marine Paints Ltd.	5,400	158,097
Daicel Corp.	28,800	242,516
Denka Co. Ltd.	12,600	220,836
DIC Corp.	10,800	268,525
Fujimi Inc.	7,500	115,395
Fuso Chemical Co. Ltd.	1,800	72,326
JCU Corp.	3,600	104,238
Kaneka Corp.	5,400	151,868
Kansai Paint Co. Ltd.	19,800	304,668
KeePer Technical Laboratory Co. Ltd.(b)	1,800	40,493
KH Neochem Co. Ltd.	3,600	57,034
Konishi Co. Ltd.	7,200	60,588
Kumiai Chemical Industry Co. Ltd.	10,849	48,588
Kuraray Co. Ltd.	39,600	389,899
Kureha Corp.	3,600	91,700
Lintec Corp.	5,400	143,166
Mitsubishi Gas Chemical Co. Inc.	19,800	342,331
Mitsui Chemicals Inc.	25,200	635,784
Nihon Parkerizing Co. Ltd.	10,800	98,458
Nippon Kayaku Co. Ltd.	18,000	189,084
Nippon Shokubai Co. Ltd.	14,400	172,386
Nippon Soda Co. Ltd.	5,400	123,144
Nissan Chemical Corp.	18,000	608,671
NOF Corp.	28,800	584,703
Okamoto Industries Inc.	1,800	63,198
Osaka Soda Co. Ltd.	10,800	152,508
PILLAR Corp./Japan	1,800	54,803
Resonac Holdings Corp.	25,200	1,054,404
Sakata INX Corp.	5,400	80,896
Sanyo Chemical Industries Ltd.	1,800	54,250
Shikoku Kasei Holdings Corp.	3,600	65,672
Shin-Etsu Polymer Co. Ltd.	5,400	67,084
Sumitomo Bakelite Co. Ltd.	10,800	352,462
Sumitomo Chemical Co. Ltd.	207,000	633,203
T Hasegawa Co. Ltd.	3,600	65,368
Taiyo Holdings Co. Ltd.	10,800	322,476
Takasago International Corp.	9,000	89,813
Teijin Ltd.	25,200	212,213
Toagosei Co. Ltd.	10,800	112,876
Tokai Carbon Co. Ltd.	28,800	189,791
Tokuyama Corp.	9,000	237,043
Tokyo Ohka Kogyo Co. Ltd.	12,600	484,400
Tosoh Corp.	37,800	570,348
Toyobo Co. Ltd.	10,800	83,547
UBE Corp.	12,600	202,502
Security	Shares	Value
Chemicals (continued)
Zacros Corp.	7,200	$54,370
Zeon Corp.	21,600	246,936
		11,795,068
Commercial Services & Supplies — 1.3%
ALSOK Co. Ltd.	48,600	380,854
Daiei Kankyo Co. Ltd.	5,400	128,799
Daiseki Co. Ltd.	5,412	121,678
Duskin Co. Ltd.	5,400	139,461
Itoki Corp.	5,400	84,066
Japan Elevator Service Holdings Co. Ltd.	19,800	246,386
Kokuyo Co. Ltd.	45,000	268,716
Matsuda Sangyo Co. Ltd.	1,860	58,027
Mitsubishi Pencil Co. Ltd.	5,400	74,386
Nippon Kanzai Holdings Co. Ltd.	1,800	32,221
Okamura Corp.	9,000	130,660
Park24 Co. Ltd.	18,000	213,045
Pilot Corp.	3,600	113,020
Prestige International Inc.	12,600	55,123
TRE Holdings Corp.	5,400	57,094
		2,103,536
Construction & Engineering — 4.7%
Chiyoda Corp.(a)	21,600	98,686
Chudenko Corp.	3,600	103,602
COMSYS Holdings Corp.	16,200	446,480
Dai-Dan Co. Ltd.	3,600	168,425
EXEO Group Inc.	27,000	424,737
Hazama Ando Corp.	19,800	237,084
Infroneer Holdings Inc.	27,040	347,370
JGC Holdings Corp.	30,600	373,408
Kandenko Co. Ltd.	14,400	456,432
Kinden Corp.	16,200	672,769
Kraftia Corp.	5,400	274,011
Kumagai Gumi Co. Ltd.	18,000	180,313
Mirait One Corp.	12,600	269,835
Nippon Densetsu Kogyo Co. Ltd.	5,400	111,867
Nishimatsu Construction Co. Ltd.	3,600	130,794
Okumura Corp.	3,600	142,471
Penta-Ocean Construction Co. Ltd.	37,800	417,603
Raito Kogyo Co. Ltd.	5,400	116,908
Raiznext Corp.	3,600	54,707
Sanki Engineering Co. Ltd.	5,400	192,431
Shimizu Corp.	70,200	1,245,763
Shinnihon Corp.	3,600	45,353
SHO-BOND Holdings Co. Ltd.	5,400	174,850
Sumitomo Densetsu Co. Ltd.	1,800	112,292
Taihei Dengyo Kaisha Ltd.	5,400	79,401
Taikisha Ltd.	5,400	111,514
Takamatsu Construction Group Co. Ltd.	1,800	48,514
Toa Corp./Tokyo	7,200	135,065
Toda Corp.	28,800	223,931
Toenec Corp.	5,400	68,709
Tokyu Construction Co. Ltd.	11,340	92,532
Totetsu Kogyo Co. Ltd.	3,600	103,525
Toyo Construction Co. Ltd.(b)	3,600	40,145
West Holdings Corp.	3,680	36,072
Yokogawa Bridge Holdings Corp.	5,400	102,741
Yurtec Corp.	5,400	94,908
		7,935,248
Construction Materials — 0.4%
Krosaki Harima Corp.	1,800	47,920
Maeda Kosen Co. Ltd.	5,400	70,622

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Mitani Sekisan Co. Ltd.	1,800	$94,972
Shinagawa Refra Co. Ltd.	3,600	45,884
Sumitomo Osaka Cement Co. Ltd.	3,600	88,738
Taiheiyo Cement Corp.	14,400	349,434
		697,570
Consumer Finance — 0.9%
Acom Co. Ltd.	54,000	164,276
AEON Financial Service Co. Ltd.	14,400	144,403
Aiful Corp.	43,200	142,249
Credit Saison Co. Ltd.	16,200	407,893
Jaccs Co. Ltd.	3,600	96,487
Marui Group Co. Ltd.	23,400	475,377
Orient Corp.	12,600	83,442
		1,514,127
Consumer Staples Distribution & Retail — 1.7%
Aeon Hokkaido Corp.	5,400	31,465
Ain Holdings Inc.	3,600	160,930
Arcs Co. Ltd.	5,400	116,155
Axial Retailing Inc.	9,000	65,913
Belc Co. Ltd.	1,800	87,692
Blue Zones Holdings Co. Ltd.	3,600	197,997
Cosmos Pharmaceutical Corp.	5,400	258,431
Create SD Holdings Co. Ltd.	3,600	76,512
Daikokutenbussan Co. Ltd.	1,800	71,148
Fuji Co. Ltd./Ehime	3,600	48,381
Genky DrugStores Co. Ltd.	1,800	60,007
H2O Retailing Corp.	12,635	175,832
Halows Co. Ltd.	1,800	53,614
Heiwado Co. Ltd.	3,600	68,914
Kato Sangyo Co. Ltd.	3,600	144,254
Kusuri no Aoki Holdings Co. Ltd.	5,400	135,055
Life Corp.	5,000	81,111
Maxvalu Tokai Co. Ltd.	1,800	41,379
San-A Co. Ltd.	5,400	99,358
Sugi Holdings Co. Ltd.	14,400	339,831
Sundrug Co. Ltd.	10,800	299,445
Trial Holdings Inc.(b)	5,400	80,125
United Super Markets Holdings Inc.	12,600	71,145
Valor Holdings Co. Ltd.	5,400	111,530
		2,876,224
Containers & Packaging — 0.5%
FP Corp.	7,200	124,852
Fuji Seal International Inc.	5,400	109,770
Rengo Co. Ltd.	25,200	180,228
Toyo Seikan Group Holdings Ltd.	14,400	343,556
		758,406
Distributors — 0.2%
Arata Corp.	3,600	71,855
Central Automotive Products Ltd.	5,400	65,288
Doshisha Co. Ltd.	3,600	72,025
Happinet Corp.	1,800	74,896
PALTAC Corp.	3,600	108,410
		392,474
Diversified REITs — 2.5%
Activia Properties Inc.	288	264,477
Daiwa House REIT Investment Corp.	612	554,926
Hankyu Hanshin REIT Inc.	90	100,238
Heiwa Real Estate REIT Inc.	144	145,286
Hulic REIT Inc.	180	204,276
KDX Realty Investment Corp.	576	656,819
Mirai Corp.	306	98,780
Security	Shares	Value
Diversified REITs (continued)
Mori Trust REIT Inc.	360	$183,943
Nippon REIT Investment Corp.	234	153,428
Nomura Real Estate Master Fund Inc.	540	589,135
NTT UD REIT Investment Corp.	198	177,525
Sekisui House REIT Inc.	648	330,306
Star Asia Investment Corp.	360	144,077
Takara Leben Real Estate Investment Corp.	126	76,323
United Urban Investment Corp.	432	510,461
		4,190,000
Diversified Telecommunication Services — 0.3%
Internet Initiative Japan Inc.	16,200	298,081
U-Next Holdings Co. Ltd.	9,000	120,674
		418,755
Electric Utilities — 1.8%
Chugoku Electric Power Co. Inc. (The)	43,200	282,754
Hokkaido Electric Power Co. Inc.	23,400	181,359
Hokuriku Electric Power Co.	23,400	152,294
Kyushu Electric Power Co. Inc.	59,400	662,957
Shikoku Electric Power Co. Inc.	21,600	216,242
Tohoku Electric Power Co. Inc.	66,600	491,271
Tokyo Electric Power Co. Holdings Inc.(a)	212,400	1,079,087
		3,065,964
Electrical Equipment — 1.1%
Daihen Corp.	1,800	100,651
Furukawa Electric Co. Ltd.	9,000	575,098
Mabuchi Motor Co. Ltd.	12,600	224,049
Mirai Industry Co. Ltd.	1,800	39,715
Nitto Kogyo Corp.	3,600	90,853
Sanyo Denki Co. Ltd.	3,600	93,458
Sinfonia Technology Co. Ltd.	3,600	200,461
SWCC Corp.	3,600	246,435
Toyo Tanso Co. Ltd.	1,800	57,057
Ushio Inc.	9,000	141,519
		1,769,296
Electronic Equipment, Instruments & Components — 5.3%
Ai Holdings Corp.	5,400	96,144
Alps Alpine Co. Ltd.	23,400	303,783
Amano Corp.	7,200	193,989
Anritsu Corp.	18,000	273,718
Azbil Corp.	63,000	594,200
Canon Electronics Inc.	1,800	31,781
Canon Marketing Japan Inc.	7,200	315,423
Citizen Watch Co. Ltd.	27,000	223,450
Daiwabo Holdings Co. Ltd.	10,800	210,414
Dexerials Corp.	23,400	447,799
Furuno Electric Co. Ltd.	3,600	202,511
Hakuto Co. Ltd.	1,800	45,214
Hamamatsu Photonics KK	39,600	402,298
Hioki EE Corp	1,800	68,730
Hirose Electric Co. Ltd.	3,600	406,065
Horiba Ltd.	5,400	500,577
Hosiden Corp.	5,400	90,900
Ibiden Co. Ltd.	16,200	1,238,274
Japan Aviation Electronics Industry Ltd.	7,200	113,932
Jeol Ltd.	5,400	166,927
Kaga Electronics Co. Ltd.	5,400	129,894
Macnica Holdings Inc.	19,800	294,344
Maruwa Co. Ltd./Aichi	1,100	335,087
Maxell Ltd.	5,400	76,997
Meiko Electronics Co. Ltd.	3,600	259,660
Nichicon Corp.	5,400	57,014

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Nippon Electric Glass Co. Ltd.	9,000	$334,103
Nohmi Bosai Ltd.	3,600	84,052
Oki Electric Industry Co. Ltd.	10,800	134,415
Omron Corp.	25,200	645,312
Rigaku Holdings Corp.	16,200	99,233
Riken Keiki Co. Ltd.	3,600	74,697
Ryoyo Ryosan Holdings Inc.	3,676	70,540
Taiyo Yuden Co. Ltd.	18,000	376,369
Tokyo Electron Device Ltd.	3,600	73,061
		8,970,907
Energy Equipment & Services — 0.4%
Modec Inc.	7,200	724,519
Entertainment — 1.2%
Anycolor Inc.	3,600	148,700
Cover Corp.(a)(b)	5,400	57,801
Daiichikosho Co. Ltd.	9,000	96,958
DeNA Co. Ltd.	10,800	167,230
GungHo Online Entertainment Inc.	5,400	85,657
Koei Tecmo Holdings Co. Ltd.	14,400	196,682
Mixi Inc.	5,400	100,279
Shochiku Co. Ltd.	1,800	150,486
Square Enix Holdings Co. Ltd.	32,400	647,566
Toei Animation Co. Ltd.	10,800	198,944
Toei Co. Ltd.	3,600	133,265
		1,983,568
Financial Services — 0.9%
Financial Products Group Co. Ltd.	9,000	128,472
Fuyo General Lease Co. Ltd.	7,200	192,847
GMO Payment Gateway Inc.	5,400	347,567
Japan Securities Finance Co. Ltd.	10,800	134,207
Mizuho Leasing Co. Ltd.	19,800	173,821
Ricoh Leasing Co. Ltd.	1,800	67,072
Tokyo Century Corp.	19,800	250,571
Zenkoku Hosho Co. Ltd.	14,400	292,261
		1,586,818
Food Products — 4.5%
Ariake Japan Co. Ltd.	1,800	63,498
Calbee Inc.	10,800	205,743
DyDo Group Holdings Inc.	1,800	29,364
Ezaki Glico Co. Ltd.	7,200	253,490
Fuji Oil Co. Ltd.	5,400	124,832
House Foods Group Inc.	9,000	168,586
Itoham Yonekyu Holdings Inc.	3,640	134,006
Kagome Co. Ltd.	12,600	219,972
Kameda Seika Co. Ltd.	1,800	47,197
Kewpie Corp.	14,400	406,082
Kotobuki Spirits Co. Ltd.	14,400	169,762
Maruha Nichiro Corp.	5,400	131,568
Megmilk Snow Brand Co. Ltd.	5,400	105,773
MEIJI Holdings Co. Ltd.	36,000	776,394
Mitsui DM Sugar Co. Ltd.	1,800	38,258
Morinaga & Co. Ltd./Japan	9,000	153,893
Morinaga Milk Industry Co. Ltd.	9,000	215,975
NH Foods Ltd.	12,600	557,013
Nichirei Corp.	28,800	359,035
Nippn Corp., New	7,200	110,518
Nisshin Oillio Group Ltd. (The)	3,600	122,138
Nisshin Seifun Group Inc.	28,800	345,423
Nissin Foods Holdings Co. Ltd.	27,000	489,942
Nissui Corp.	37,800	298,990
Security	Shares	Value
Food Products (continued)
Prima Meat Packers Ltd.	3,600	$60,644
Riken Vitamin Co. Ltd.	1,800	34,070
S Foods Inc.	1,800	30,539
Sakata Seed Corp.	3,600	95,760
Showa Sangyo Co. Ltd.	3,600	71,574
Toyo Suisan Kaisha Ltd.	12,600	904,900
Yakult Honsha Co. Ltd.	34,200	534,919
Yamazaki Baking Co. Ltd.	16,200	339,736
		7,599,594
Gas Utilities — 0.4%
K&O Energy Group Inc.	1,800	42,347
Nippon Gas Co. Ltd.	14,400	280,834
Shizuoka Gas Co. Ltd.	5,400	41,791
Toho Gas Co. Ltd.	9,000	280,866
		645,838
Ground Transportation — 2.7%
Fukuyama Transporting Co. Ltd.	1,800	47,543
Keikyu Corp.	28,800	282,010
Keio Corp.	14,400	375,728
Keisei Electric Railway Co. Ltd.	52,200	423,889
Kintetsu Group Holdings Co. Ltd.	25,200	477,082
Kyushu Railway Co.	19,800	509,434
Maruzen Showa Unyu Co. Ltd.	1,800	84,019
Nagoya Railroad Co. Ltd.	25,200	265,465
Nankai Electric Railway Co. Ltd.	14,400	271,289
Nikkon Holdings Co. Ltd.	12,600	298,177
Nishi-Nippon Railroad Co. Ltd.	9,000	157,216
Odakyu Electric Railway Co. Ltd.	43,200	489,365
Sakai Moving Service Co. Ltd.	3,600	65,817
Seino Holdings Co. Ltd.	14,400	207,810
Sotetsu Holdings Inc.	10,800	192,048
Tobu Railway Co. Ltd.	25,200	423,839
		4,570,731
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd.	30,600	573,493
Eiken Chemical Co. Ltd.	3,600	57,088
Fukuda Denshi Co. Ltd.	1,800	82,085
Hogy Medical Co. Ltd.	3,600	135,745
Japan Lifeline Co. Ltd.	7,200	70,991
Mani Inc.	10,800	101,324
Menicon Co. Ltd.	9,000	87,732
Nakanishi Inc.	9,000	115,541
Nihon Kohden Corp.	21,600	219,348
Nipro Corp.	23,400	225,565
PHC Holdings Corp.	3,600	23,675
		1,692,587
Health Care Providers & Services — 1.1%
Alfresa Holdings Corp.	23,400	353,817
As One Corp.	9,000	140,540
BML Inc.	1,800	44,168
H.U. Group Holdings Inc.	7,200	168,254
Medipal Holdings Corp.	27,000	471,225
Ship Healthcare Holdings Inc.	10,800	179,209
Suzuken Co. Ltd.	7,200	280,014
Toho Holdings Co. Ltd.	7,200	216,961
		1,854,188
Health Care Technology — 0.1%
JMDC Inc.(b)	3,600	99,237
Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	80	129,777

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Invincible Investment Corp.	1,044	$446,728
Japan Hotel REIT Investment Corp.	684	377,998
		954,503
Hotels, Restaurants & Leisure — 3.0%
Atom Corp.(a)(b)	16,200	57,460
Colowide Co. Ltd.(b)	12,600	141,976
Create Restaurants Holdings Inc.(b)	34,200	176,273
Doutor Nichires Holdings Co. Ltd.	3,600	59,063
Food & Life Companies Ltd.	14,400	648,187
Fuji Kyuko Co. Ltd.	3,600	48,813
GENDA Inc.(a)(b)	12,600	59,722
Heiwa Corp.	7,216	94,743
Hiday Hidaka Corp.	3,684	84,680
HIS Co. Ltd.	7,200	59,231
Ichibanya Co. Ltd.	9,000	54,272
Imperial Hotel Ltd.	5,400	39,356
KOMEDA Holdings Co. Ltd.	7,200	140,339
Koshidaka Holdings Co. Ltd.	7,200	56,487
Kura Sushi Inc.	3,600	77,469
Kyoritsu Maintenance Co. Ltd.	10,860	198,266
Matsuyafoods Holdings Co. Ltd.	1,800	73,864
McDonald's Holdings Co. Japan Ltd.	12,600	513,994
Metaplanet Inc.(a)(b)	66,600	171,581
Monogatari Corp. (The)	3,600	102,265
MOS Food Services Inc.	3,600	95,881
Ohsho Food Service Corp.(b)	5,400	112,059
Resorttrust Inc.	23,400	291,411
Round One Corp.	23,400	152,050
Royal Holdings Co. Ltd.	5,400	94,653
Saizeriya Co. Ltd.	5,400	201,990
Skylark Holdings Co. Ltd.	32,400	767,453
Tokyotokeiba Co. Ltd.	1,800	63,508
Toridoll Holdings Corp.(b)	7,200	207,046
Yoshinoya Holdings Co. Ltd.	9,000	182,500
		5,026,592
Household Durables — 2.5%
Casio Computer Co. Ltd.	28,800	238,496
ES-Con Japan Ltd.	7,200	48,096
Haseko Corp.	34,200	654,247
Iida Group Holdings Co. Ltd.	21,600	343,388
JVCKenwood Corp.	19,800	148,808
Nagawa Co. Ltd.	1,800	73,006
Nikon Corp.	34,200	395,837
Noritz Corp.	5,400	66,566
Open House Group Co. Ltd.	10,800	634,739
Rinnai Corp.	14,400	366,938
Sangetsu Corp.	7,200	144,785
Sharp Corp./Japan(a)	32,400	161,592
Sumitomo Forestry Co. Ltd.	63,000	672,505
Tama Home Co. Ltd.(b)	2,000	46,985
Tamron Co. Ltd.	18,000	121,225
Token Corp.	600	56,459
Zojirushi Corp.	5,400	58,063
		4,231,735
Household Products — 0.4%
Earth Corp.	1,800	59,483
Lion Corp.	34,200	362,460
Pigeon Corp.	16,200	167,899
		589,842
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	19,800	398,942
Security	Shares	Value
Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	14,400	$312,096
Nisshinbo Holdings Inc.	19,800	160,635
TOKAI Holdings Corp.	12,600	87,213
		559,944
Industrial REITs — 1.6%
CRE Logistics REIT Inc.	90	95,336
GLP J-REIT	630	596,908
Industrial & Infrastructure Fund Investment Corp.	342	330,519
Japan Logistics Fund Inc.	342	226,883
LaSalle Logiport REIT	252	250,573
Mitsubishi Estate Logistics REIT Investment Corp.	198	166,580
Mitsui Fudosan Logistics Park Inc.	450	347,314
Nippon Prologis REIT Inc.	954	574,896
SOSiLA Logistics REIT Inc.	90	71,127
		2,660,136
Insurance — 0.1%
Lifenet Insurance Co.(a)	9,000	109,842
Interactive Media & Services — 0.2%
Kakaku.com Inc.	18,000	265,712
IT Services — 1.3%
Argo Graphics Inc.	9,000	95,175
BIPROGY Inc.	10,800	416,540
Change Holdings Inc.	5,400	39,074
Dentsu Soken Inc.	3,600	182,106
Digital Garage Inc.	3,600	69,803
DTS Corp.	18,000	139,593
Future Corp.	5,400	71,012
GMO internet group Inc.	9,000	231,391
Mitsubishi Research Institute Inc.	1,800	57,421
NS Solutions Corp.	9,000	220,362
NSD Co. Ltd.	9,000	208,992
Sakura Internet Inc.(b)	3,600	72,251
SHIFT Inc.(a)	25,200	156,554
Simplex Holdings Inc.	21,600	152,222
TechMatrix Corp.	5,400	75,271
Zuken Inc.	1,800	54,171
		2,241,938
Leisure Products — 1.1%
Mizuno Corp.	7,200	140,324
Noritsu Koki Co. Ltd.	7,200	82,939
Roland Corp.	1,800	41,354
Sankyo Co. Ltd.	27,000	467,248
Sega Sammy Holdings Inc.	21,600	371,184
Tomy Co. Ltd.	10,800	200,312
Tsuburaya Fields Holdings Inc.	5,400	69,101
Yamaha Corp.	54,000	374,005
Yonex Co. Ltd.	7,200	161,741
		1,908,208
Machinery — 7.3%
Aichi Corp.	3,600	30,657
Amada Co. Ltd.	43,200	514,303
CKD Corp.	7,200	119,371
Daiwa Industries Ltd.	3,600	36,846
DMG Mori Co. Ltd.	18,000	316,058
Fuji Corp./Aichi	10,800	236,735
Fujitec Co. Ltd.	9,000	327,867
Galilei Co. Ltd.	3,600	87,389
Glory Ltd.	5,400	135,712
Harmonic Drive Systems Inc.	9,000	178,402
Hino Motors Ltd.(a)	39,100	98,399

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Hitachi Construction Machinery Co. Ltd.	14,400	$419,308
Hoshizaki Corp.	14,400	486,084
Japan Steel Works Ltd. (The)	9,000	533,017
Kanadevia Corp.	21,600	138,282
Kitz Corp.	7,200	78,404
Kurita Water Industries Ltd.	14,400	573,440
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	64,696
Makino Milling Machine Co. Ltd.	3,600	255,000
Max Co. Ltd.	3,600	158,225
Meidensha Corp.	5,400	200,837
METAWATER Co. Ltd.	3,600	77,139
MISUMI Group Inc.	39,600	573,253
Mitsubishi Logisnext Co. Ltd.	3,600	35,544
Mitsuboshi Belting Ltd.	3,600	90,462
Mitsui E&S Co. Ltd.	14,400	633,584
Miura Co. Ltd.	12,600	247,393
Morita Holdings Corp.	3,600	60,720
Nabtesco Corp.	16,200	353,150
Nachi-Fujikoshi Corp.	1,800	45,878
Namura Shipbuilding Co. Ltd.	7,200	212,811
NGK Insulators Ltd.	32,400	638,939
Nitta Corp.	1,800	47,945
Nomura Micro Science Co. Ltd.	4,000	80,043
Noritake Co. Ltd.	1,800	63,039
NSK Ltd.	52,200	307,283
NTN Corp.	63,000	150,341
Obara Group Inc.	1,800	46,052
OKUMA Corp.	5,400	130,305
Organo Corp.	3,600	308,160
OSG Corp.	9,000	132,462
Shibaura Machine Co. Ltd.	3,600	99,997
Shibuya Corp.	1,800	39,414
Shinmaywa Industries Ltd.	7,200	86,193
Star Micronics Co. Ltd.	5,400	77,535
Sumitomo Heavy Industries Ltd.	16,200	441,658
Tadano Ltd.	12,600	85,808
Takeuchi Manufacturing Co. Ltd.	5,400	246,347
Takuma Co. Ltd.	7,200	115,516
THK Co. Ltd.	14,400	369,102
Tocalo Co. Ltd.	7,200	102,303
Tsubakimoto Chain Co.	10,800	156,143
Tsugami Corp.	5,400	97,463
Tsurumi Manufacturing Co. Ltd.	3,600	52,827
Union Tool Co.	1,800	110,661
Yamabiko Corp.	3,600	62,497
Yaskawa Electric Corp.	32,400	839,122
		12,206,121
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	9,000	81,715
NS United Kaiun Kaisha Ltd.	1,800	68,956
		150,671
Media — 1.5%
CyberAgent Inc.	59,400	532,003
Dentsu Group Inc.	28,800	654,361
Fuji Media Holdings Inc.	7,200	161,993
Hakuhodo DY Holdings Inc.	28,800	217,678
Kadokawa Corp.	10,816	229,705
Nippon Television Holdings Inc.	7,200	184,430
Septeni Holdings Co. Ltd.(b)	10,800	29,137
SKY Perfect JSAT Holdings Inc.	23,400	290,079
TBS Holdings Inc.	5,400	201,270
Security	Shares	Value
Media (continued)
TV Asahi Holdings Corp.	3,600	$77,366
		2,578,022
Metals & Mining — 2.4%
Aichi Steel Corp.	5,400	101,295
ARE Holdings Inc.	10,800	207,315
Daido Steel Co. Ltd.	18,000	182,324
Dowa Holdings Co. Ltd.	7,200	280,539
Kobe Steel Ltd.	50,400	630,444
Kyoei Steel Ltd.	1,800	27,514
Maruichi Steel Tube Ltd.	23,400	216,201
Mitsubishi Materials Corp.	18,000	361,228
Mitsui Kinzoku Co. Ltd.	7,800	892,397
Nippon Light Metal Holdings Co. Ltd.	7,200	113,215
Nittetsu Mining Co. Ltd.	7,200	84,202
Osaka Steel Co. Ltd.(b)	1,800	32,882
Tokyo Steel Manufacturing Co. Ltd.	7,200	66,523
UACJ Corp.	21,656	286,289
Yamato Kogyo Co. Ltd.	5,400	361,332
Yodoko Ltd.	14,400	121,661
		3,965,361
Office REITs — 1.5%
Daiwa Office Investment Corp.	90	219,593
Global One Real Estate Investment Corp.	144	130,842
Ichigo Office REIT Investment Corp.	144	91,755
Japan Excellent Inc.	162	157,639
Japan Prime Realty Investment Corp.	468	318,543
Japan Real Estate Investment Corp.	882	755,261
Mori Hills REIT Investment Corp.	198	190,262
Orix JREIT Inc.	720	494,283
Tokyu REIT Inc.	108	141,713
		2,499,891
Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	14,400	374,153
Itochu Enex Co. Ltd.	7,200	87,440
Iwatani Corp.	25,200	274,609
Japan Petroleum Exploration Co. Ltd.	21,600	197,239
Mitsuuroko Group Holdings Co. Ltd.	3,600	53,317
San-Ai Obbli Co. Ltd.	7,200	96,728
		1,083,486
Paper & Forest Products — 0.5%
Daio Paper Corp.	10,800	66,119
Hokuetsu Corp.(b)	14,400	83,674
Nippon Paper Industries Co. Ltd.	14,400	102,396
Oji Holdings Corp.	104,400	549,665
		801,854
Personal Care Products — 0.7%
Kobayashi Pharmaceutical Co. Ltd.	7,200	240,720
Kose Corp.	5,400	178,334
Milbon Co. Ltd.	3,600	58,629
MTG Co. Ltd.	1,800	52,343
Noevir Holdings Co. Ltd.	1,800	53,440
Pola Orbis Holdings Inc.	12,600	108,447
Rohto Pharmaceutical Co. Ltd.	27,000	437,378
		1,129,291
Pharmaceuticals — 1.7%
Hisamitsu Pharmaceutical Co. Inc.	7,200	197,572
Kaken Pharmaceutical Co. Ltd.	3,600	89,205
Kissei Pharmaceutical Co. Ltd.	3,600	108,249
Kyorin Pharmaceutical Co. Ltd.	5,400	52,386
Mochida Pharmaceutical Co. Ltd.	3,600	80,583

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Nippon Shinyaku Co. Ltd.	7,200	$167,392
Nxera Pharma Co. Ltd.(a)	10,800	61,362
Ono Pharmaceutical Co. Ltd.	52,200	735,123
Santen Pharmaceutical Co. Ltd.	43,200	442,233
Sawai Group Holdings Co. Ltd.	16,200	205,497
Sumitomo Pharma Co. Ltd.(a)	25,200	441,129
Towa Pharmaceutical Co. Ltd.	3,600	75,235
Tsumura & Co.	7,200	180,257
ZERIA Pharmaceutical Co. Ltd.	3,600	47,338
		2,883,561
Professional Services — 1.6%
BayCurrent Inc.	19,800	866,891
Bell System24 Holdings Inc.	3,600	31,948
Dip Corp.	5,400	74,911
Funai Soken Holdings Inc.	5,400	82,005
Infomart Corp.	27,000	62,130
JAC Recruitment Co. Ltd.	9,000	63,765
MEITEC Group Holdings Inc.	9,000	199,670
Nomura Co. Ltd.	10,800	83,543
Open Up Group Inc.	7,216	83,184
Pasona Group Inc.	3,600	44,089
Persol Holdings Co. Ltd.	253,800	456,527
SMS Co. Ltd.	9,000	79,197
Timee Inc.(a)(b)	9,000	83,939
TKC Corp.	3,600	95,761
Transcosmos Inc.	3,600	86,058
UT Group Co. Ltd.	3,600	64,731
Visional Inc.(a)	3,600	241,723
		2,700,072
Real Estate Management & Development — 1.8%
Goldcrest Co. Ltd.	1,800	39,660
Heiwa Real Estate Co. Ltd.	5,400	79,044
Ichigo Inc.	27,000	70,198
Kasumigaseki Capital Co. Ltd.	3,600	187,463
Katitas Co. Ltd.	7,200	147,228
Keihanshin Building Co. Ltd.	3,600	43,889
Leopalace21 Corp.	28,800	119,911
Nomura Real Estate Holdings Inc.	77,400	474,942
Relo Group Inc.	12,600	138,388
Starts Corp. Inc.	5,400	169,744
Sun Frontier Fudousan Co. Ltd.	3,600	56,243
Tokyo Tatemono Co. Ltd.	27,000	596,796
Tokyu Fudosan Holdings Corp.	79,200	736,234
Tosei Corp.	7,200	76,369
		2,936,109
Residential REITs — 0.7%
Advance Residence Investment Corp.	396	433,761
Comforia Residential REIT Inc.	90	190,787
Daiwa Securities Living Investments Corp.	288	209,719
Mitsui Fudosan Accommodations Fund, Inc.	324	275,722
Samty Residential Investment Corp.	54	40,492
		1,150,481
Retail REITs — 0.8%
AEON REIT Investment Corp.	216	187,989
Frontier Real Estate Investment Corp.	342	208,039
Fukuoka REIT Corp.	90	110,624
Japan Metropolitan Fund Invest	1,008	794,549
		1,301,201
Semiconductors & Semiconductor Equipment — 2.4%
Ferrotec Corp.	5,400	169,704
Japan Material Co. Ltd.	9,000	97,746
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Kokusai Electric Corp., NVS	27,000	$745,421
Megachips Corp.	1,800	90,753
Micronics Japan Co. Ltd.	3,600	152,459
Mitsui High-Tec Inc.	12,600	64,137
Rohm Co. Ltd.	48,600	652,468
Rorze Corp.	14,400	194,133
RS Technologies Co. Ltd.	1,800	41,912
Sanken Electric Co. Ltd.(a)	1,800	62,646
Shibaura Mechatronics Corp.	1,800	202,682
Socionext Inc.	25,200	360,273
SUMCO Corp.	48,600	384,570
Tokyo Seimitsu Co. Ltd.	5,400	359,587
Towa Corp.	9,000	123,830
Tri Chemical Laboratories Inc.	3,600	64,499
Ulvac Inc.	7,200	309,596
		4,076,416
Software — 0.8%
Appier Group Inc.	9,000	61,933
Cybozu Inc.	3,600	75,958
Digital Arts Inc.	1,800	82,690
Freee KK(a)(b)	5,400	103,871
Justsystems Corp.	3,600	118,305
Money Forward Inc.(a)	5,400	144,510
OBIC Business Consultants Co. Ltd.	3,600	201,724
PKSHA Technology Inc.(a)(b)	3,600	78,482
Plus Alpha Consulting Co. Ltd.	3,600	54,501
Rakus Co. Ltd.	21,600	171,053
Sansan Inc.(a)	9,000	97,266
Systena Corp.	34,200	114,767
WingArc1st Inc.	1,800	40,691
		1,345,751
Specialty Retail — 2.2%
& ST HD Co. Ltd.	3,600	67,881
ABC-Mart Inc.	14,400	250,369
Alpen Co. Ltd.	1,800	27,781
AOKI Holdings Inc.	5,400	59,834
Aoyama Trading Co. Ltd.	5,400	83,353
Arclands Corp.	7,279	89,258
Autobacs Seven Co. Ltd.	9,000	93,471
Bic Camera Inc.	12,600	129,083
DCM Holdings Co. Ltd.	12,600	126,425
EDION Corp.	10,800	141,110
IDOM Inc.	9,000	73,513
JINS Holdings Inc.	1,800	70,703
Joyful Honda Co. Ltd.	7,200	99,826
Kohnan Shoji Co. Ltd.	3,600	91,654
Komeri Co. Ltd.	3,600	80,576
K's Holdings Corp.	19,800	199,525
Nextage Co. Ltd.	5,400	92,997
Nishimatsuya Chain Co. Ltd.	7,200	103,432
Nojima Corp.	27,000	202,270
PAL GROUP Holdings Co. Ltd.	12,600	175,752
Shimamura Co. Ltd.	5,400	387,017
USS Co. Ltd.	52,200	582,119
Workman Co. Ltd.	3,600	165,487
Yamada Holdings Co. Ltd.	73,800	226,104
Yellow Hat Ltd.	9,000	96,132
		3,715,672
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	32,400	648,587
Eizo Corp.	3,600	51,873

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Elecom Co. Ltd.	5,400	$61,857
Konica Minolta Inc.	64,800	272,506
MCJ Co. Ltd.	9,000	89,122
Ricoh Co. Ltd.	73,800	662,119
Riso Kagaku Corp.	5,400	43,365
Seiko Epson Corp.	41,400	515,820
Sun Corp.	1,800	106,397
Toshiba TEC Corp.	3,600	65,648
Wacom Co. Ltd.	16,200	87,190
		2,604,484
Textiles, Apparel & Luxury Goods — 0.5%
Goldwin Inc.	7,200	136,222
Gunze Ltd.	3,600	95,500
Japan Wool Textile Co. Ltd. (The)	5,400	62,607
Kurabo Industries Ltd.	1,800	86,916
Onward Holdings Co. Ltd.	14,400	64,027
Seiko Group Corp.	3,600	169,102
Wacoal Holdings Corp.	5,400	172,392
		786,766
Trading Companies & Distributors — 1.5%
Hanwa Co. Ltd.	3,600	160,050
Inaba Denki Sangyo Co. Ltd.	14,400	230,963
Inabata & Co. Ltd.	5,400	128,150
Japan Pulp & Paper Co. Ltd.	12,600	61,172
Kanamoto Co. Ltd.	3,600	86,957
Kanematsu Corp.	10,800	238,835
Nagase & Co. Ltd.	10,800	253,947
Nishio Holdings Co. Ltd.	3,600	103,670
Senshu Electric Co. Ltd.	1,800	55,081
Sojitz Corp.	28,800	842,092
Totech Corp.	3,600	84,013
Trusco Nakayama Corp.	7,200	110,086
Wakita & Co. Ltd.	3,600	44,013
Yamazen Corp.	7,200	69,742
Yuasa Trading Co. Ltd.	1,800	62,472
		2,531,243
Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	9,000	260,890
Kamigumi Co. Ltd.	10,800	345,039
Security	Shares	Value
Transportation Infrastructure (continued)
Mitsubishi Logistics Corp.	34,200	$256,702
Sumitomo Warehouse Co. Ltd. (The)	7,200	159,279
		1,021,910
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	5,400	96,980
Total Common Stocks — 99.0% (Cost: $152,271,823)		166,163,067
Preferred Stocks
Beverages — 0.0%
Ito En Ltd., Preference Shares, NVS	3,600	41,578
Total Preferred Stocks — 0.0% (Cost: $44,536)		41,578
Total Long-Term Investments — 99.0% (Cost: $152,316,359)		166,204,645
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	2,078,906	2,079,946
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	50,000	50,000
Total Short-Term Securities — 1.3% (Cost: $2,129,946)		2,129,946
Total Investments — 100.3% (Cost: $154,446,305)		168,334,591
Liabilities in Excess of Other Assets — (0.3)%		(467,069)
Net Assets — 100.0%		$167,867,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,725,389	$354,597 (a)	$—	$5	$(45)	$2,079,946	2,078,906	$12,675 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0 (a)	—	—	—	50,000	50,000	433	—
				$5	$(45)	$2,129,946		$13,108	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	69	12/11/25	$1,495	$100,990
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,445,061	$160,718,006	$—	$166,163,067
Preferred Stocks	—	41,578	—	41,578
Short-Term Securities
Money Market Funds	2,129,946	—	—	2,129,946
	$7,575,007	$160,759,584	$—	$168,334,591
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$100,990	$—	$100,990

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust